Property, plant and equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, plant and equipment, net
Balances	$ 77,801
Balances	86,116	$ 77,801
Cost
Property, plant and equipment, net
Balances	218,469	207,988
Acquisitions	14,834	14,955
Disposals	(12,692)	(1,984)
Transfers to intangible	(218)	(16)
Translation differences and inflation adjustment	14,092	(2,474)
Balances	234,485	218,469
Accumulated
Property, plant and equipment, net
Balances	(140,668)	(133,069)
Depreciation of the year	11,380	10,373
Disposals	11,968	1,873
Transfers to intangible		(5)
Translation differences and inflation adjustment	8,289	(896)
Balances	(148,369)	(140,668)
Land, building and improvements
Property, plant and equipment, net
Balances	40,156
Balances	43,445	40,156
Land, building and improvements | Cost
Property, plant and equipment, net
Balances	57,835	59,361
Acquisitions	496	110
Transfers		11
Translation differences and inflation adjustment	5,439	(1,647)
Balances	63,770	57,835
Land, building and improvements | Accumulated
Property, plant and equipment, net
Balances	(17,679)	(16,342)
Depreciation of the year	1,359	1,255
Translation differences and inflation adjustment	1,287	82
Balances	(20,325)	(17,679)
Plant and production Equipment
Property, plant and equipment, net
Balances	12,551
Balances	14,346	12,551
Plant and production Equipment | Cost
Property, plant and equipment, net
Balances	55,627	54,229
Acquisitions	3,430	3,343
Disposals	(486)	(41)
Transfers	419
Transfers to intangible		(4)
Translation differences and inflation adjustment	4,114	(1,900)
Balances	63,104	55,627
Plant and production Equipment | Accumulated
Property, plant and equipment, net
Balances	(43,076)	(41,867)
Depreciation of the year	2,871	2,786
Disposals	473	32
Transfers		10
Translation differences and inflation adjustment	3,284	(1,555)
Balances	(48,758)	(43,076)
Vehicles, furniture and fixtures
Property, plant and equipment, net
Balances	22,289
Balances	24,091	22,289
Vehicles, furniture and fixtures | Cost
Property, plant and equipment, net
Balances	81,354	70,385
Acquisitions	8,201	10,459
Disposals	(11,836)	(1,941)
Transfers to intangible		(12)
Translation differences and inflation adjustment	1,525	2,463
Balances	79,244	81,354
Vehicles, furniture and fixtures | Accumulated
Property, plant and equipment, net
Balances	(59,065)	(53,574)
Depreciation of the year	6,438	5,507
Disposals	11,334	1,839
Transfers		(10)
Transfers to intangible		(5)
Translation differences and inflation adjustment	984	1,838
Balances	(55,153)	(59,065)
Works in progress
Property, plant and equipment, net
Balances	1,190
Balances	2,236	1,190
Works in progress | Cost
Property, plant and equipment, net
Balances	1,190	482
Acquisitions	2,011	736
Disposals	(144)
Transfers	(688)	(11)
Transfers to intangible	(218)
Translation differences and inflation adjustment	85	(17)
Balances	2,236	1,190
Others
Property, plant and equipment, net
Balances	1,615
Balances	1,998	1,615
Others | Cost
Property, plant and equipment, net
Balances	22,463	23,531
Acquisitions	696	307
Disposals	(226)	(2)
Transfers	269
Translation differences and inflation adjustment	2,929	(1,373)
Balances	26,131	22,463
Others | Accumulated
Property, plant and equipment, net
Balances	(20,848)	(21,286)
Depreciation of the year	712	825
Disposals	161	2
Translation differences and inflation adjustment	2,734	(1,261)
Balances	$ (24,133)	$ (20,848)